PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Risk and Uncertainty [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event the Plan is terminated, participants will become 100% vested in their employer contributions.